INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Deferred revenue and advances from customers (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Advances from customers	$ 6,277,313	$ 2,865,437	$ 1,074,463
Deferred revenue and advances from customers	$ 6,277,313	$ 2,865,437	$ 1,074,463